S000012098 [Member] Expense Example - Columbia U.S. Treasury Index Fund	Apr. 30, 2026 USD ($)
Columbia U.S. Treasury Index Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	667
Columbia U.S. Treasury Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	483
Columbia U.S. Treasury Index Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	483
Columbia U.S. Treasury Index Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 483